Share-based Payments (Details 3) (2012 Stock Incentive Plan, Restricted shares, USD $)	0 Months Ended							12 Months Ended
	Sep. 30, 2013	Apr. 01, 2013	Mar. 22, 2013	Jan. 02, 2013	Sep. 30, 2012	Oct. 02, 2012	Jun. 01, 2012	Dec. 31, 2013	Dec. 31, 2012
2012 Stock Incentive Plan | Restricted shares
Non-vested shares
Non-vested ordinary shares granted to executive officers, employees, members of Audit Committee and consultants (in shares)	411,600	501,000	10,000	561,000	340,000	34,000	367,500	1,483,600	741,500
Vesting period								4 years
Vesting percentage on first anniversary from grant date								0.25%
Percentage of awards vesting on a monthly basis, ending on the fourth anniversary of the grant date								0.75%
Period over which remaining three-fourth shares will vest on a monthly basis								3 years
Forfeiture rate (as a percent)								12.00%	9.00%
Non-vested shares granted to certain employees on which 9% forfeiture rate is applied								964,000	374,000
Aggregate fair value of the restricted shares at grant dates								$ 21,492,565	$ 2,413,092
Fair value of the ordinary shares on the grant-date (in dollars per share)	$ 21.21	$ 14.93	$ 14.31	$ 8.92	$ 3.75	$ 3.70	$ 2.76
Unrecognized compensation cost related to non-vested shares								$ 17,383,954	$ 2,059,168
Weighted-average vesting period over which unrecognized compensation cost is to be recognized								3 years 3 months 4 days	3 years 7 months 13 days
Weighted average granted fair value of non-vested shares granted during the year (in dollars per share)								$ 13.15	$ 3.25
Non-vested shares forfeiture								0	0